Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Income tax recognized in profit or loss

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Current tax	€(1,301)	€(5,928)	€(1,738)
Deferred tax	3,104	(3,685)	1,166
Income taxes	€1,803	€(9,613)	€(572)

Tax reconciled to the accounting result

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Profit/loss (-) before tax	€(3,085)	€5,625	€(70,849)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(771)	1,406	(17,712)
Tax income (-)/expenses in income statement (effective)	(1,803)	9,613	572
Difference in tax expense/income to explain	€(1,032)	€8,207	€18,284

Effect of tax rates in other jurisdictions	€(132)	€(94)	€(337)
Effect of non-taxable income	(5,247)	(6,752)	(5,828)
Effect of share based payment expenses without tax impact	4,399	9,157	15,501
Effect of expenses/income (-) not subject to tax	52	(5)	(146)
Effect of non tax-deductible expenses	1,117	1,549	2,975
Effect of recognition of previously non-recognized deferred tax assets	15	(81)	(1,677)
Effect of tax losses (utilized) reversed	—	(267)	—
Effect of under or over provision in prior periods	13	(722)	1,101
Effect of non-recognition of deferred tax assets	(1,338)	34,339	4,819
Effect of derecognition of previously recognized deferred tax assets	89	1,062	1,877
Effect of use of innovation income deduction	—	(29,979)	—
Total explanations	€(1,032)	€8,207	€18,284